SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplemental Cash Flow Information [Abstract]
Accrued but unpaid additions to property and equipment at December 31	$ 21.4	$ 21.0	$ 32.2
Cash interest payments in excess of interest capitalized	150.2	159.2	143.8
Income tax payments (refunds), net	$ 30.0	$ 38.1	$ 37.5